DETAIL OF CERTAIN BALANCE SHEET ACCOUNTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Inventory

Inventories consist of the following:

	As of June 30, 2012	As of December 31, 2011
Raw materials and components	$21,595,959	$33,050,569
Work-in-process	4,181,938	3,196,654
Finished goods	14,164,255	8,640,316

Total inventory, net	$39,942,152	$44,887,539

Inventories are comprised of the following:

	As of December 31,
	2011	2010

Raw materials and components	$33,050,569	$17,410,440
Work-in-process	3,196,654	761,171
Finished goods	8,640,316	4,875,301

Total inventory, net	$44,887,539	$23,046,912

Components of Property and Equipment

Property and equipment, net consists of the following:

	As of June 30, 2012	As of December 31, 2011
Leasehold improvements	$1,768,879	$1,585,126
Office furniture and equipment	910,165	1,186,260
Computer hardware and software	6,561,274	6,365,630
Tooling, production and test equipment	18,349,924	16,058,742
Construction-in-process	2,711,757	1,546,524

Total property and equipment	30,301,999	26,742,282
Accumulated depreciation	(10,300,618)	(6,146,559)

Total property and equipment, net	$20,001,381	$20,595,723

Property and equipment consists of the following:

	As of December 31,
	2011	2010

Leasehold improvements	$1,585,126	$500,244
Office furniture and equipment	1,186,260	761,016
Computer hardware and software	6,365,630	3,144,984
Tooling, production and test equipment	16,058,742	7,334,068
Construction-in-process	1,546,524	997,112

Total property and equipment	26,742,282	12,737,424
Accumulated depreciation	(6,146,559)	(4,907,083)

Total property and equipment, net	$20,595,723	$7,830,341